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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-01540

AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:    12/31

Date of reporting period:    03/31/18

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	ESC-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–69.74%

Belgium–1.30%

Sioen Industries N.V.	251,000	$9,195,038
Van de Velde N.V.	45,106	2,108,940
		11,303,978

France–19.19%

Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	2,992,062
Caisse Regionale de Credit Agricole Mutuel d’Ile-de-France	55,078	5,779,517
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	46,988	7,498,480
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	365,844	9,542,850
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	19,700	4,532,671
Constuctions Industrielles de la Mediterranee S.A.	80,972	12,054,982
GEA	52,277	6,496,484
Gerard Perrier Industrie S.A.	169,171	11,489,769
Infotel S.A.	165,142	10,972,299
Kaufman & Broad S.A.	239,000	12,599,655
Linedata Services (a)	506,159	19,617,508
Maisons France Confort S.A.	112,990	7,187,484
Manutan International	93,000	10,321,333
Metropole Television S.A.	192,790	4,967,023
Neurones	280,000	9,232,922
Tessi S.A. (b)	88,294	18,739,872
Total Gabon	6,432	1,163,348
Trigano S.A.	67,188	12,155,354
		167,343,613

Germany–2.72%

CENIT AG	213,758	5,339,059
MorphoSys AG (b)	125,562	12,842,899
SMT Scharf AG (b)	89,110	1,754,255
Takkt AG	164,690	3,748,740
		23,684,953

Greece–2.92%

Autohellas S.A.	207,551	5,822,453
Hellenic Exchanges - Athens Stock Exchange S.A.	940,000	5,391,072
Karelia Tobacco Co. Inc. S.A.	7,255	2,552,994
Mytilineos Holdings S.A. (b)	1,089,192	11,718,859
		25,485,378

Ireland–4.46%

CPL Resources PLC	1,141,792	8,653,943
Origin Enterprises PLC	2,562,056	16,865,092
Total Produce PLC	4,536,323	13,414,348
		38,933,383

	Shares	Value

Israel–3.47%

Hilan Ltd.	517,409	$11,552,250
Israel Discount Bank Ltd. -Class A(b)	5,598,000	16,097,955
MIND C.T.I. Ltd. (a)	1,200,000	2,628,000
		30,278,205

Italy–1.92%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	920,532	16,762,814

Norway–4.48%

Bonheur ASA	531,206	6,256,647
Ekornes ASA	590,214	8,282,226
Kongsberg Gruppen ASA	387,721	9,358,049
NextGenTel Holding ASA (b)	776,558	1,753,088
Wilh. Wilhelmsen Holding ASA -Class A	453,949	13,423,311
		39,073,321

Portugal–0.28%

Conduril - Engenharia S.A.	46,308	2,404,445

Romania–7.76%

Banca Transilvania S.A.	12,934,298	9,000,654
Fondul Proprietatea S.A.	93,345,624	22,975,261
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	2,391,512	23,368,178
Transgaz SA Medias	114,300	12,353,075
		67,697,168

Spain–1.75%

Baron de Ley, S.A. (b)	68,000	8,842,284
Construcciones y Auxiliar de Ferrocarriles, S.A.	124,000	6,407,923
		15,250,207

Switzerland–4.06%

Carlo Gavazzi Holding AG	18,625	6,273,274
Kardex AG	147,048	19,903,778
OC Oerlikon Corp. AG	521,945	9,221,835
		35,398,887

Turkey–1.01%

AG Anadolu Grubu Holding A.S. -Class A	1,476,313	8,827,088

United Kingdom–14.42%

City of London Investment Group PLC	900,000	5,594,160
Clarkson PLC	188,808	8,000,478
DCC PLC	58,026	5,347,183
Diploma PLC	458,327	7,337,527
Eurocell PLC	1,809,000	5,406,383
IG Group Holdings PLC	642,684	7,191,456
Jupiter Fund Management PLC	867,000	5,743,812
Lookers PLC	8,915,000	10,907,531
Micro Focus International PLC	357,900	5,007,485

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

United Kingdom–(continued)

NAHL Group PLC (a)	2,324,183	$4,451,348
Renew Holdings PLC	1,231,000	6,563,421
SafeStyle UK PLC (a)	4,775,000	5,560,836
Savills PLC	981,600	13,531,253
Staffline Group PLC	750,000	9,839,239
TP ICAP PLC	1,105,220	6,928,680
Ultra Electronics Holdings PLC	499,583	9,694,345
XLMedia PLC	3,875,000	8,644,850
		125,749,987
Total Common Stocks & Other Equity Interests (Cost $451,819,795)		608,193,427

	Shares	Value

Money Market Funds–30.03%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (c)	91,681,038	$91,681,038
Invesco Liquid Assets Portfolio–Institutional Class, 1.74% (c)	65,473,967	65,467,419
Invesco Treasury Portfolio–Institutional Class, 1.57% (c)	104,778,329	104,778,329
Total Money Market Funds (Cost $261,945,352)		261,926,786
TOTAL INVESTMENTS IN SECURITIES–99.77% (Cost $713,765,147)		870,120,213
OTHER ASSETS LESS LIABILITIES–0.23%		1,985,727
NET ASSETS–100.00%		$872,105,940

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2018 was $32,257,692, which represented 3.70% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco European Small Company Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $132,373,666 and from Level 2 to Level 1 of $91,913,368, due to foreign fair value adjustments.

Invesco European Small Company Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$2,108,940	$9,195,038	$—	$11,303,978
France	131,842,064	35,501,549	—	167,343,613
Germany	10,842,054	12,842,899	—	23,684,953
Greece	8,375,447	17,109,931	—	25,485,378
Ireland	25,519,035	13,414,348	—	38,933,383
Israel	2,628,000	27,650,205	—	30,278,205
Italy	16,762,814	—	—	16,762,814
Norway	17,640,275	21,433,046	—	39,073,321
Portugal	2,404,445	—	—	2,404,445
Romania	55,344,093	12,353,075	—	67,697,168
Spain	15,250,207	—	—	15,250,207
Switzerland	26,177,052	9,221,835	—	35,398,887
Turkey	—	8,827,088	—	8,827,088
United Kingdom	96,120,254	29,629,733	—	125,749,987
Money Market Funds	261,926,786	—	—	261,926,786
Total Investments	$672,941,466	$197,178,747	$—	$870,120,213

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended March 31, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/(Loss)	Value 03/31/18	Dividend Income
Linedata Services	$23,872,553	$—	$—	$(4,255,045)	$—	$19,617,508	$—
MIND C.T.I. Ltd.	3,324,000	—	—	(696,000)	—	2,628,000	270,000
NAHL Group PLC	5,189,268	—	—	(737,920)	—	4,451,348	—
SafeStyle UK PLC	7,737,761	2,000,224	—	(4,177,149)	—	5,560,836	—
Total	$40,123,582	$2,000,224	$—	$(9,866,114)	$—	$32,257,692	$270,000

Invesco European Small Company Fund

Invesco Global Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	GCE-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.15%

Australia–1.77%

Brambles Ltd.	917,686	$7,063,118
Qantas Airways Ltd.	1,982,006	8,917,423
		15,980,541

Brazil–0.89%

Petróleo Brasileiro S.A. -ADR(a)	568,747	8,042,083

China–1.03%

Baidu, Inc. -ADR(a)	41,595	9,283,588

Denmark–0.72%

Novo Nordisk A/S -Class B	132,679	6,528,716

Germany–3.20%

Infineon Technologies AG	203,191	5,443,271
KION Group AG	41,519	3,874,427
Siemens AG	153,436	19,569,994
		28,887,692

Hong Kong–2.42%

AIA Group Ltd.	2,564,800	21,895,233

India–2.02%

Housing Development Finance Corp. Ltd.	333,427	9,384,296
InterGlobe Aviation Ltd. -REGS (b)	446,909	8,872,291
		18,256,587

Ireland–1.23%

James Hardie Industries PLC	628,558	11,105,318

Italy–4.99%

Banca Mediolanum S.p.A.	1,113,063	9,720,769
Enel S.p.A.	3,904,438	23,922,158
Prysmian S.p.A.	364,518	11,468,059
		45,110,986

Japan–12.81%

Asahi Group Holdings, Ltd.	470,300	25,303,910
Daito Trust Construction Co., Ltd.	81,300	13,816,019
Hitachi, Ltd.	1,670,000	12,183,954
KDDI Corp.	648,200	16,647,392
Komatsu Ltd.	380,101	12,768,340
Nissan Chemical Industries, Ltd.	100,700	4,193,549
ORIX Corp.	395,400	7,059,211
Seven & i Holdings Co., Ltd.	226,600	9,722,709
Shimano Inc.	69,900	10,124,679
Suruga Bank Ltd.	281,600	3,946,056
		115,765,819

Luxembourg–1.62%

ArcelorMittal (a)	462,349	14,664,264

	Shares	Value

Netherlands–3.30%

ING Groep N.V.	1,052,614	$17,777,647
Randstad Holding N.V.	183,486	12,089,094
		29,866,741

Norway–1.10%

Orkla ASA	926,329	9,957,775

Singapore–0.91%

DBS Group Holdings Ltd.	387,700	8,178,817

South Africa–0.44%

Naspers Ltd. -Class N	16,274	3,987,047

South Korea–0.83%

Samsung Electronics Co., Ltd.	3,231	7,529,171

Sweden–1.42%

Svenska Handelsbanken AB -Class A(c)	1,024,368	12,855,266

Switzerland–4.04%

ABB Ltd.	87,942	2,094,281
Glencore PLC	1,986,248	9,883,880
UBS Group AG	1,392,387	24,517,411
		36,495,572

Taiwan–0.82%

Taiwan Semiconductor Manufacturing Co. Ltd.	870,000	7,390,598

United Kingdom–11.42%

Imperial Brands PLC	320,131	10,910,321
Just Eat PLC (a)	1,081,862	10,601,437
Liberty Global PLC -Series A(a)	414,462	12,976,805
Rio Tinto PLC	282,168	14,327,202
Royal Dutch Shell PLC -Class A -ADR	448,742	28,634,227
St. James’s Place PLC	1,042,465	15,915,996
Vodafone Group PLC -ADR	354,161	9,852,759
		103,218,747

United States–41.17%

Allergan PLC	70,045	11,787,873
Alphabet Inc. -Class C (a)	25,389	26,196,116
American Express Co.	188,277	17,562,479
Aptiv PLC	144,859	12,308,669
Biogen Inc. (a)	41,804	11,446,771
BioMarin Pharmaceutical Inc. (a)	87,907	7,126,620
Booking Holdings Inc. (a)	6,356	13,222,959
Celgene Corp. (a)	98,164	8,757,210
Chevron Corp.	241,342	27,522,642
Cognizant Technology Solutions Corp. -Class A	175,137	14,098,528
Colfax Corp. (a)	336,241	10,726,088
Comcast Corp. -Class A	355,145	12,135,305
Concho Resources Inc. (a)	93,646	14,077,803

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Delta Air Lines, Inc.	343,066	$18,803,447
eBay Inc. (a)	368,340	14,822,002
EPAM Systems, Inc. (a)	86,251	9,877,465
Facebook, Inc. -Class A (a)	53,375	8,528,791
FedEx Corp.	28,286	6,791,751
First Republic Bank	270,484	25,049,523
HCA Healthcare, Inc.	156,798	15,209,406
Marsh & McLennan Cos., Inc.	113,577	9,380,324
Moody’s Corp.	30,865	4,978,525
NIKE, Inc. -Class B	355,833	23,641,545
Oracle Corp.	280,999	12,855,704
Progressive Corp. (The)	86,978	5,299,570
Sherwin-Williams Co. (The)	22,605	8,863,873
United Technologies Corp.	116,189	14,618,900
Zimmer Biomet Holdings, Inc.	58,991	6,432,379
		372,122,268
Total Common Stocks & Other Equity Interests (Cost $764,069,158)		887,122,829

	Shares	Value

Money Market Funds–1.13%

Invesco Government & Agency Portfolio – Institutional Class, 1.55% (d)	6,132,038	$6,132,038
Invesco Treasury Portfolio – Institutional Class, 1.57% (d)	4,088,026	4,088,026
Total Money Market Funds (Cost $10,220,064)		10,220,064
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.28% (Cost $774,289,222)		897,342,893

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.03%

Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $9,320,689)(d)(e)	9,320,689	9,320,689

Options Purchased–0.11%
(Cost $1,260,153)(f)		967,580
TOTAL INVESTMENTS IN SECURITIES–100.42% (Cost $784,870,064)		907,631,162
OTHER ASSETS LESS LIABILITIES–(0.42)%		(3,837,203)
NET ASSETS–100.00%		$903,793,959

Investment Abbreviations:

ADR     —American Depositary Receipt

REGS   —Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2018 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
(f)	The table below details options purchased: See Note 1G:

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Index	Put	05/18/2018	238	USD	2,500	USD	59,500,000	$633,080
S&P 500 Index	Put	06/15/2018	50	USD	2,600	USD	13,000,000	334,500
Total Options Purchased—Equity Risk (Cost $1,260,153)								$967,580
(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/14/2018	Goldman Sachs International	JPY	2,400,000,000	USD	22,200,433	$(423,348)
05/14/2018	JPMorgan Chase Bank, N.A.	JPY	2,400,000,000	USD	22,200,166	(423,614)
Total Forward Foreign Currency Contracts—Currency Risk						$(846,962)

  Abbreviations:

    JPY    —  Japanese Yen

    USD   —  U.S. Dollar

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of

Invesco Global Core Equity Fund

D.	Securities Lending – (continued)

loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by

Invesco Global Core Equity Fund

G.	Put Options Purchased – (continued)

locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $172,416,866 and from Level 2 to Level 1 of $10,601,437, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$15,980,541	$—	$15,980,541
Brazil	8,042,083	—	—	8,042,083
China	9,283,588	—	—	9,283,588
Denmark	—	6,528,716	—	6,528,716
Germany	—	28,887,692	—	28,887,692
Hong Kong	—	21,895,233	—	21,895,233
India	—	18,256,587	—	18,256,587
Ireland	—	11,105,318	—	11,105,318
Italy	—	45,110,986	—	45,110,986
Japan	—	115,765,819	—	115,765,819
Luxembourg	—	14,664,264	—	14,664,264
Netherlands	—	29,866,741	—	29,866,741
Norway	—	9,957,775	—	9,957,775
Singapore	—	8,178,817	—	8,178,817
South Africa	—	3,987,047	—	3,987,047
South Korea	—	7,529,171	—	7,529,171
Sweden	—	12,855,266	—	12,855,266
Switzerland	—	36,495,572	—	36,495,572
Taiwan	—	7,390,598	—	7,390,598
United Kingdom	62,065,228	41,153,519	—	103,218,747
United States	372,122,268	—	—	372,122,268
Money Market Funds	10,220,064	—	—	10,220,064
Options Purchased	967,580	—	—	967,580
Total Investments in Securities	462,700,811	435,609,662	—	898,310,473
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(846,962)	—	(846,962)
Total Investments	$462,700,811	$434,762,700	$—	$897,463,511

* Unrealized appreciation (depreciation).

Invesco Global Core Equity Fund

Schedule of Investments

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.15%

Australia–1.77%

Brambles Ltd.	917,686	$7,063,118
Qantas Airways Ltd.	1,982,006	8,917,423
		15,980,541

Brazil–0.89%

Petróleo Brasileiro S.A. -ADR(a)	568,747	8,042,083

China–1.03%

Baidu, Inc. -ADR(a)	41,595	9,283,588

Denmark–0.72%
Novo Nordisk A/S -Class B	132,679	6,528,716

Germany–3.20%

Infineon Technologies AG	203,191	5,443,271
KION Group AG	41,519	3,874,427
Siemens AG	153,436	19,569,994
		28,887,692

Hong Kong–2.42%

AIA Group Ltd.	2,564,800	21,895,233

India–2.02%

Housing Development Finance Corp. Ltd.	333,427	9,384,296
InterGlobe Aviation Ltd. -REGS (b)	446,909	8,872,291
		18,256,587

Ireland–1.23%

James Hardie Industries PLC	628,558	11,105,318

Italy–4.99%

Banca Mediolanum S.p.A.	1,113,063	9,720,769
Enel S.p.A.	3,904,438	23,922,158
Prysmian S.p.A.	364,518	11,468,059
		45,110,986

Japan–12.81%

Asahi Group Holdings, Ltd.	470,300	25,303,910
Daito Trust Construction Co., Ltd.	81,300	13,816,019
Hitachi, Ltd.	1,670,000	12,183,954
KDDI Corp.	648,200	16,647,392
Komatsu Ltd.	380,101	12,768,340
Nissan Chemical Industries, Ltd.	100,700	4,193,549
ORIX Corp.	395,400	7,059,211
Seven & i Holdings Co., Ltd.	226,600	9,722,709
Shimano Inc.	69,900	10,124,679
Suruga Bank Ltd.	281,600	3,946,056
		115,765,819

Luxembourg–1.62%
ArcelorMittal (a)	462,349	14,664,264

	Shares	Value

Netherlands–3.30%

ING Groep N.V.	1,052,614	$17,777,647
Randstad Holding N.V.	183,486	12,089,094
		29,866,741

Norway–1.10%

Orkla ASA	926,329	9,957,775

Singapore–0.91%

DBS Group Holdings Ltd.	387,700	8,178,817

South Africa–0.44%

Naspers Ltd. -Class N	16,274	3,987,047

South Korea–0.83%

Samsung Electronics Co., Ltd.	3,231	7,529,171

Sweden–1.42%

Svenska Handelsbanken AB -Class A(c)	1,024,368	12,855,266

Switzerland–4.04%

ABB Ltd.	87,942	2,094,281
Glencore PLC	1,986,248	9,883,880
UBS Group AG	1,392,387	24,517,411
		36,495,572

Taiwan–0.82%

Taiwan Semiconductor Manufacturing Co. Ltd.	870,000	7,390,598

United Kingdom–11.42%

Imperial Brands PLC	320,131	10,910,321
Just Eat PLC (a)	1,081,862	10,601,437
Liberty Global PLC -Series A(a)	414,462	12,976,805
Rio Tinto PLC	282,168	14,327,202
Royal Dutch Shell PLC -Class A -ADR	448,742	28,634,227
St. James’s Place PLC	1,042,465	15,915,996
Vodafone Group PLC -ADR	354,161	9,852,759
		103,218,747

United States–41.17%

Allergan PLC	70,045	11,787,873
Alphabet Inc. -Class C (a)	25,389	26,196,116
American Express Co.	188,277	17,562,479
Aptiv PLC	144,859	12,308,669
Biogen Inc. (a)	41,804	11,446,771
BioMarin Pharmaceutical Inc. (a)	87,907	7,126,620
Booking Holdings Inc. (a)	6,356	13,222,959
Celgene Corp. (a)	98,164	8,757,210
Chevron Corp.	241,342	27,522,642
Cognizant Technology Solutions Corp. -Class A	175,137	14,098,528
Colfax Corp. (a)	336,241	10,726,088
Comcast Corp. -Class A	355,145	12,135,305
Concho Resources Inc. (a)	93,646	14,077,803

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

Delta Air Lines, Inc.	343,066	$18,803,447
eBay Inc. (a)	368,340	14,822,002
EPAM Systems, Inc. (a)	86,251	9,877,465
Facebook, Inc. -Class A (a)	53,375	8,528,791
FedEx Corp.	28,286	6,791,751
First Republic Bank	270,484	25,049,523
HCA Healthcare, Inc.	156,798	15,209,406
Marsh & McLennan Cos., Inc.	113,577	9,380,324
Moody’s Corp.	30,865	4,978,525
NIKE, Inc. -Class B	355,833	23,641,545
Oracle Corp.	280,999	12,855,704
Progressive Corp. (The)	86,978	5,299,570
Sherwin-Williams Co. (The)	22,605	8,863,873
United Technologies Corp.	116,189	14,618,900
Zimmer Biomet Holdings, Inc.	58,991	6,432,379
		372,122,268
Total Common Stocks & Other Equity Interests (Cost $764,069,158)		887,122,829

	Shares	Value

Money Market Funds–1.13%

Invesco Government & Agency Portfolio – Institutional Class, 1.55% (d)	6,132,038	$6,132,038
Invesco Treasury Portfolio – Institutional Class, 1.57% (d)	4,088,026	4,088,026
Total Money Market Funds (Cost $10,220,064)		10,220,064
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.28% (Cost $774,289,222)		897,342,893
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.03%

Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $9,320,689)(d)(e)	9,320,689	9,320,689
Options Purchased–0.11% (Cost $1,260,153)(f)		967,580
TOTAL INVESTMENTS IN SECURITIES–100.42% (Cost $784,870,064)		907,631,162
OTHER ASSETS LESS LIABILITIES–(0.42)%		(3,837,203)
NET ASSETS–100.00%		$903,793,959

Investment Abbreviations:
ADR	—	American Depositary Receipt
REGS	—	Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2018 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at March 31, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
(f)	The table below details options purchased: See Note 1G:

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(g)		Value
S&P 500 Index	Put	05/18/2018	238	USD	2,500	USD	59,500,000	$633,080
S&P 500 Index	Put	06/15/2018	50	USD	2,600	USD	13,000,000	334,500
Total Options Purchased—Equity Risk (Cost $1,260,153)								$967,580
(g)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/14/2018	Goldman Sachs International	JPY	2,400,000,000	USD	22,200,433	$(423,348)
05/14/2018	JPMorgan Chase Bank, N.A.	JPY	2,400,000,000	USD	22,200,166	(423,614)
Total Forward Foreign Currency Contracts—Currency Risk						$(846,962)

Abbreviations:
JPY	—	Japanese Yen
USD	—	U.S. Dollar

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of

Invesco Global Core Equity Fund

D.	Securities Lending – (continued)

loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by

Invesco Global Core Equity Fund

G.	Put Options Purchased – (continued)

locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $172,416,866 and from Level 2 to Level 1 of $10,601,437, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$15,980,541	$—	$15,980,541
Brazil	8,042,083	—	—	8,042,083
China	9,283,588	—	—	9,283,588
Denmark	—	6,528,716	—	6,528,716
Germany	—	28,887,692	—	28,887,692
Hong Kong	—	21,895,233	—	21,895,233
India	—	18,256,587	—	18,256,587
Ireland	—	11,105,318	—	11,105,318
Italy	—	45,110,986	—	45,110,986
Japan	—	115,765,819	—	115,765,819
Luxembourg	—	14,664,264	—	14,664,264
Netherlands	—	29,866,741	—	29,866,741
Norway	—	9,957,775	—	9,957,775
Singapore	—	8,178,817	—	8,178,817
South Africa	—	3,987,047	—	3,987,047
South Korea	—	7,529,171	—	7,529,171
Sweden	—	12,855,266	—	12,855,266
Switzerland	—	36,495,572	—	36,495,572
Taiwan	—	7,390,598	—	7,390,598
United Kingdom	62,065,228	41,153,519	—	103,218,747
United States	372,122,268	—	—	372,122,268
Money Market Funds	19,540,753	—	—	19,540,753
Options Purchased	967,580	—	—	967,580
Total Investments in Securities	472,021,500	435,609,662	—	907,631,162
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(846,962)	—	(846,962)
Total Investments	$472,021,500	$434,762,700	$—	$906,784,200

* Unrealized appreciation (depreciation).

Invesco Global Core Equity Fund

Invesco International Small Company Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	ISC-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.55%

Australia–1.55%

Link Administration Holdings Ltd.	446,980	$2,880,058
Tassal Group Ltd.	832,143	2,434,219
		5,314,277

Brazil–5.66%

Fleury S.A.	790,200	6,515,189
TOTVS S.A.	251,800	2,182,104
Wilson Sons Ltd. -BDR	922,700	10,676,422
		19,373,715

Canada–10.30%

Calian Group Ltd.	367,000	8,816,090
E-L Financial Corp. Ltd.	8,500	5,330,643
Epsilon Energy Ltd. (a)	1,894,560	3,676,187
exactEarth Ltd. (a)	352,656	281,928
Medical Facilities Corp.	215,600	2,347,771
Total Energy Services Inc.	722,190	7,707,321
TransGlobe Energy Corp. (a)	2,739,269	3,678,155
Trican Well Service Ltd. (a)	1,483,313	3,453,849
		35,291,944

China–0.46%

China Biologic Products Holdings, Inc. (a)	19,286	1,562,166

Egypt–4.75%

Eastern Tobacco	482,640	16,257,641

Estonia–2.36%

Olympic Entertainment Group A.S.	2,267,546	5,300,978
Silvano Fashion Group A.S. -Class A	825,000	2,791,470
		8,092,448

France–9.28%

AURES Technologies S.A.	67,164	3,487,348
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	206,000	5,373,403
Constuctions Industrielles de la Mediterranee S.A.	25,804	3,841,658
Linedata Services	58,928	2,283,908
Metropole Television S.A.	203,770	5,249,911
Precia S.A. (b)	35,321	9,126,381
Tessi S.A. (a)	11,400	2,419,582
		31,782,191

Germany–5.08%

MorphoSys AG (a)	120,702	12,345,802
publity AG	190,000	2,945,578

	Shares	Value

Germany–(continued)

Takkt AG	93,000	$2,116,903
		17,408,283

Greece–2.04%

European Reliance General Insurance Co. S.A.	605,000	2,723,900
Mytilineos Holdings S.A. (a)	397,000	4,271,411
		6,995,311

Indonesia–0.76%

PT Pakuwon Jati Tbk	56,469,100	2,589,576

Ireland–1.57%

Total Produce PLC	1,815,000	5,367,132

Israel–2.48%

Israel Discount Bank Ltd. -Class A(a)	1,741,000	5,006,527
Taptica International Ltd.	800,000	3,502,138
		8,508,665

Italy–2.79%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	523,910	9,540,359

Japan–1.02%

Nippon Ceramic Co., Ltd.	127,200	3,485,719

Malaysia–0.72%

Heineken Malaysia Bhd.	451,200	2,448,878

Mexico–2.05%

Bolsa Mexicana de Valores, S.A.B. de C.V.	3,676,001	7,024,863

Netherlands–0.87%

Aalberts Industries N.V.	58,546	2,988,902

New Zealand–1.84%

Freightways Ltd.	661,085	3,624,542
Trade Me Group Ltd.	833,126	2,668,233
		6,292,775

Norway–2.59%

Kongsberg Gruppen ASA	154,919	3,739,131
Oslo Bors VPS Holding ASA	320,000	5,143,579
		8,882,710

Poland–0.73%

Stalexport Autostrady S.A.	2,150,000	2,518,320

Romania–7.34%

Banca Transilvania S.A.	8,604,119	5,987,391
Fondul Proprietatea S.A.	26,265,596	6,464,780

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

Romania–(continued)

Societatea Nationala de Gaze Naturale ROMGAZ S.A.	786,000	$7,680,240
Transgaz S.A. Medias	46,200	4,993,107
		25,125,518

South Africa–2.84%

Cartrack Holdings Ltd.	1,500,000	2,407,725
Combined Motor Holdings Ltd.	1,638,000	4,234,053
Net 1 UEPS Technologies, Inc. (a)	325,000	3,074,500
		9,716,278

Sweden–1.05%

Vitec Software Group AB -Class B	360,000	3,605,261

Switzerland–0.84%

Kardex AG	21,300	2,883,075

Turkey–1.00%

AG Anadolu Grubu Holding A.S. -Class A	573,400	3,428,441

United Kingdom–15.58%

Bioventix PLC	64,000	2,339,061
Character Group PLC (The)	88,188	590,842
Clarkson PLC	142,000	6,017,054
DCC PLC	75,551	6,962,139
Eurocell PLC	1,131,000	3,380,110
Goodwin PLC	45,291	1,080,313
HomeServe PLC	327,805	3,398,444
IG Group Holdings PLC	300,791	3,365,768
Jupiter Fund Management PLC	873,948	5,789,842
Micro Focus International PLC	144,765	2,025,450
Mortgage Advice Bureau (Holdings) Ltd.	615,000	5,393,166
Savills PLC	591,866	8,158,810
Staffline Group PLC	133,000	1,744,825
System1 Group PLC	200,000	813,798
TP ICAP PLC	366,680	2,298,735
		53,358,357
Total Common Stocks & Other Equity Interests (Cost $226,285,507)		299,842,805

	Shares	Value

Money Market Funds–12.00%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (c)	14,385,496	$14,385,496
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (c)	10,273,424	10,272,397
Invesco Treasury Portfolio –Institutional Class, 1.57% (c)	16,440,566	16,440,566
Total Money Market Funds (Cost $41,101,128)		41,098,459
TOTAL INVESTMENTS IN SECURITIES–99.55% (Cost $267,386,635)		340,941,264
OTHER ASSETS LESS LIABILITIES–0.45%		1,557,794
NET ASSETS–100.00%		$342,499,058

Investment Abbreviations:

BDR —Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of March 31, 2018 represented 2.66% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Small Company Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $51,806,934 and from Level 2 to Level 1 of $18,321,726, due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,314,277	$—	$5,314,277
Brazil	19,373,715	—	—	19,373,715
Canada	35,291,944	—	—	35,291,944
China	1,562,166	—	—	1,562,166
Egypt	16,257,641	—	—	16,257,641
Estonia	8,092,448	—	—	8,092,448
France	26,532,280	5,249,911	—	31,782,191
Germany	5,062,481	12,345,802	—	17,408,283
Greece	—	6,995,311	—	6,995,311
Indonesia	—	2,589,576	—	2,589,576
Ireland	—	5,367,132	—	5,367,132
Israel	3,502,138	5,006,527	—	8,508,665
Italy	9,540,359	—	—	9,540,359
Japan	—	3,485,719	—	3,485,719
Malaysia	2,448,878	—	—	2,448,878
Mexico	7,024,863	—	—	7,024,863
Netherlands	—	2,988,902	—	2,988,902
New Zealand	—	6,292,775	—	6,292,775
Norway	8,882,710	—	—	8,882,710
Poland	—	2,518,320	—	2,518,320
Romania	20,132,411	4,993,107	—	25,125,518
South Africa	5,482,225	4,234,053	—	9,716,278
Sweden	3,605,261	—	—	3,605,261
Switzerland	2,883,075	—	—	2,883,075
Turkey	—	3,428,441	—	3,428,441
United Kingdom	24,684,611	28,673,746	—	53,358,357
Money Market Funds	41,098,459	—	—	41,098,459
Total Investments	$241,457,665	$99,483,599	$—	$340,941,264

NOTE 3 -- Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended March 31, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 03/31/18	Dividend Income
Precia S.A.	$9,280,812	$—	$—	$(154,431)	$—	$9,126,381	$—

Invesco International Small Company Fund

Invesco Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	SCE-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.59%

Aerospace & Defense–1.55%

BWX Technologies, Inc.	275,248	$ 17,486,505

Air Freight & Logistics–1.00%

Forward Air Corp.	212,957	11,256,907

Alternative Carriers–1.22%

Iridium Communications Inc. (b)	1,224,763	13,778,584

Apparel Retail–1.06%

American Eagle Outfitters, Inc.	599,575	11,949,530

Application Software–1.63%

Blackbaud, Inc.	180,668	18,393,809

Auto Parts & Equipment–1.13%

Visteon Corp. (b)	115,592	12,742,862

Biotechnology–3.33%

Array BioPharma Inc. (b)	927,186	15,131,675
Neurocrine Biosciences, Inc. (b)	180,727	14,987,690
Retrophin, Inc. (b)	335,991	7,512,759
		37,632,124

Building Products–1.91%

Apogee Enterprises, Inc.	227,366	9,856,316
Trex Co., Inc. (b)	107,740	11,718,880
		21,575,196

Casinos & Gaming–1.88%

Boyd Gaming Corp.	338,585	10,787,318
Penn National Gaming, Inc. (b)	397,595	10,440,845
		21,228,163

Communications Equipment–1.11%

Lumentum Holdings Inc. (b)(c)	196,535	12,538,933

Construction & Engineering–1.90%

Dycom Industries, Inc. (b)	111,317	11,981,049
Primoris Services Corp.	378,319	9,450,408
		21,431,457

Construction Materials–0.95%

Eagle Materials Inc.	104,211	10,738,944

Consumer Finance–0.95%

SLM Corp. (b)	956,862	10,726,423

Data Processing & Outsourced Services–3.06%

Euronet Worldwide, Inc. (b)	126,243	9,963,098
Genpact Ltd.	367,622	11,760,228

	Shares	Value

Data Processing & Outsourced Services–(continued)

Jack Henry & Associates, Inc.	105,675	$ 12,781,391
		34,504,717

Diversified Support Services–1.10%

Mobile Mini, Inc.	285,528	12,420,468

Electrical Components & Equipment–1.73%

EnerSys	152,247	10,561,375
Generac Holdings, Inc. (b)	194,285	8,919,624
		19,480,999

Electronic Components–0.87%

Belden Inc.	141,859	9,779,759

Electronic Equipment & Instruments–4.71%

Coherent, Inc. (b)	52,375	9,815,075
FLIR Systems, Inc.	311,438	15,575,014
National Instruments Corp.	278,692	14,093,455
Zebra Technologies Corp. -Class A (b)	98,223	13,671,659
		53,155,203

Environmental & Facilities Services–2.27%

ABM Industries Inc.	278,835	9,335,396
Waste Connections, Inc.	227,132	16,294,449
		25,629,845

Footwear–1.04%

Wolverine World Wide, Inc.	407,678	11,781,894

General Merchandise Stores–0.77%

Big Lots, Inc. (c)	198,832	8,655,157

Health Care Equipment–3.73%

Hill-Rom Holdings, Inc.	138,243	12,027,141
Nevro Corp. (b)	121,799	10,556,319
STERIS PLC	130,872	12,218,210
Wright Medical Group N.V. (b)	368,884	7,318,659
		42,120,329

Health Care Facilities–0.65%

Acadia Healthcare Co., Inc. (b)	187,588	7,349,698

Health Care REITs–0.77%

Healthcare Trust of America, Inc. -Class A	329,129	8,705,462

Health Care Supplies–0.76%

Lantheus Holdings, Inc. (b)	538,061	8,555,170

Home Entertainment Software–1.47%

Take-Two Interactive Software, Inc. (b)	169,222	16,546,527

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Industrial Machinery–3.41%

Albany International Corp. -Class A	298,523	$ 18,717,392
SPX Corp. (b)	607,873	19,743,715
		38,461,107

Internet Software & Services–1.29%

Instructure Inc. (b)	344,110	14,504,237

Investment Banking & Brokerage–3.94%

E*TRADE Financial Corp. (b)	345,620	19,150,804
Lazard Ltd. -Class A	254,537	13,378,465
Piper Jaffray Cos.	143,849	11,946,659
		44,475,928

Life & Health Insurance–0.86%

CNO Financial Group, Inc.	449,245	9,735,139

Life Sciences Tools & Services–0.88%

Cambrex Corp. (b)	189,129	9,891,447

Managed Health Care–1.20%

HealthEquity, Inc. (b)	222,865	13,492,247

Multi-Line Insurance–2.10%

American Financial Group, Inc.	108,308	12,154,324
Horace Mann Educators Corp.	270,250	11,553,187
		23,707,511

Office REITs–0.82%

Highwoods Properties, Inc.	210,216	9,211,665

Oil & Gas Equipment & Services–0.94%

Forum Energy Technologies, Inc. (b)	531,020	5,841,220
Superior Energy Services, Inc. (b)	562,806	4,744,455
		10,585,675

Oil & Gas Exploration & Production–3.97%

Energen Corp. (b)	218,363	13,726,298
Newfield Exploration Co. (b)	279,563	6,826,929
Parsley Energy, Inc. -Class A (b)	299,218	8,674,330
RSP Permian, Inc. (b)	331,864	15,557,784
		44,785,341

Packaged Foods & Meats–0.86%

Pinnacle Foods Inc.	178,398	9,651,332

Paper Packaging–0.99%

Graphic Packaging Holding Co.	725,585	11,137,730

Pharmaceuticals–2.26%

Phibro Animal Health Corp. -Class A	292,982	11,631,385
Supernus Pharmaceuticals Inc. (b)	301,721	13,818,822
		25,450,207

	Shares	Value

Property & Casualty Insurance–3.38%

Argo Group International Holdings, Ltd.	214,367	$ 12,304,660
Aspen Insurance Holdings Ltd. (Bermuda)	221,566	9,937,235
Hanover Insurance Group Inc. (The)	134,675	15,876,836
		38,118,731

Real Estate Operating Companies–0.66%

Kennedy-Wilson Holdings, Inc.	426,704	7,424,650

Regional Banks–9.75%

Bank of the Ozarks, Inc.	255,897	12,352,148
BankUnited, Inc.	293,998	11,754,040
Great Western Bancorp, Inc.	337,092	13,574,695
IBERIABANK Corp.	160,911	12,551,058
Pinnacle Financial Partners, Inc.	186,369	11,964,890
Synovus Financial Corp.	329,739	16,467,165
Webster Financial Corp.	273,450	15,149,130
Western Alliance Bancorp (b)	279,552	16,244,767
		110,057,893

Restaurants–1.80%

Papa John’s International, Inc. (c)	140,794	8,067,496
Wendy’s Co. (The)	700,853	12,299,970
		20,367,466

Semiconductor Equipment–1.24%

Teradyne, Inc.	306,822	14,024,834

Semiconductors–2.29%

Microsemi Corp. (b)	310,343	20,085,399
Power Integrations, Inc.	84,993	5,809,272
		25,894,671

Specialized Consumer Services–1.31%

ServiceMaster Global Holdings, Inc. (b)	290,600	14,777,010

Specialized REITs–1.07%

CubeSmart	426,377	12,023,831

Specialty Chemicals–2.90%

Minerals Technologies Inc.	161,389	10,804,994
PolyOne Corp.	293,935	12,498,116
Sensient Technologies Corp.	133,773	9,441,698
		32,744,808

Specialty Stores–0.84%

Michaels Cos., Inc. (The) (b)	478,723	9,435,630

Systems Software–0.95%

CommVault Systems, Inc. (b)	187,973	10,752,056

Technology Distributors–0.80%

Tech Data Corp. (b)	106,467	9,063,536

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Tires & Rubber–0.71%

Cooper Tire & Rubber Co.	272,031	$ 7,970,508

Trading Companies & Distributors–0.97%

Univar Inc. (b)	394,692	10,952,703

Trucking–2.85%

Knight-Swift Transportation Holdings Inc.	305,570	14,059,276
Old Dominion Freight Line, Inc.	123,381	18,133,305
		32,192,581
Total Common Stocks & Other Equity Interests (Cost $827,532,697)		1,101,055,139

Money Market Funds–2.54%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (d)	9,895,726	9,895,726
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (d)	7,464,218	7,463,471
Invesco Treasury Portfolio –Institutional Class, 1.57% (d)	11,309,401	11,309,401
Total Money Market Funds (Cost $28,670,065)		28,668,598
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.13% (Cost $856,202,762)		1,129,723,737

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.40%

Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $4,531,234)(d)(e)	4,531,234	$4,531,234
TOTAL INVESTMENTS IN SECURITIES–100.53% (Cost $860,733,996)		1,134,254,971
OTHER ASSETS LESS LIABILITIES–(0.53)%		(6,002,121)
NET ASSETS–100.00%		$ 1,128,252,850

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Small Cap Equity Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.